Summary of Right-of-Use-Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	$ 60,032	$ 51,440
Additions	17,028	7,072
Acquired	1,466	6,990
Derecognition	(6,632)
Depreciation	(8,300)	(7,265)
Lease remeasurements	525	(183)
Effect of foreign currency exchange differences	(681)	1,978
Ending Balance	63,438	60,032
Real Estate [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	46,496	40,463
Additions	1,217	1,662
Acquired	574	6,990
Derecognition	(5,947)
Depreciation	(3,559)	(3,730)
Lease remeasurements	(789)	(372)
Effect of foreign currency exchange differences	(480)	1,483
Ending Balance	37,512	46,496
Vehicles and Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	13,536	10,977
Additions	15,811	5,410
Acquired	892
Derecognition	(685)
Depreciation	(4,741)	(3,535)
Lease remeasurements	1,314	189
Effect of foreign currency exchange differences	(201)	495
Ending Balance	$ 25,926	$ 13,536